Revenue (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Summary of licensing revenue

	2025 A$’000	2024 A$’000	2023 A$’000

Licensing revenue	—	2,301	—
Sale of Paxalisib	42	7	—

	42	2,308	—

Summary of disaggregation of revenue from contracts with customers

	2025 A$’000	2024 A$’000	2023 A$’000

Geographical regions
South Korea	—	2,308	—
Israel	42	—	—

	42	2,308	—
Timing of revenue recognition
Licensing revenue recognised at a point in time	—	2,301	—
Sale of Paxalisib at a point in time	42	7	—

	42	2,308	—